RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Nir Barkan
Disclosure of transactions between related parties
Holding Rate	0.25%
Salary, bonuses and related expenses	$ 303
Expected Bonus	160
Share-Based Payments	$ 129
Ilan Gat (Simona Gat)
Disclosure of transactions between related parties
Holding Rate	19.47%	19.80%
Salary, bonuses and related expenses	$ 605	$ 660
Expected Bonus	0	40
Share-Based Payments	$ 39	$ 39
Raysat (Yoav Leibovitch)
Disclosure of transactions between related parties
Holding Rate	26.35%	27.04%
Salary, bonuses and related expenses	$ 1,750	$ 5,065
Expected Bonus	450	60
Share-Based Payments	$ 39	$ 39